Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans receivable	$ 6,914,321	$ 7,587,349	$ 8,110,077
Allowance for credit losses	(1,106,292)	(1,212,441)	(985,375)
Loans receivable, net	$ 5,808,029	$ 6,374,908	$ 7,124,702